Document and Entity Information	0 Months Ended
Jul. 23, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 23, 2014
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Jul. 23, 2014
Document Effective Date	Jul. 23, 2014
Prospectus Date	Oct. 28, 2013
UBS U.S. Large Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	BNEQX
UBS U.S. Large Cap Equity Fund | CLASS B
Risk/Return:
Trading Symbol	BNQBX
UBS U.S. Large Cap Equity Fund | CLASS C
Risk/Return:
Trading Symbol	BNQCX
UBS U.S. Large Cap Equity Fund | CLASS Y
Risk/Return:
Trading Symbol	BPEQX
UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Risk/Return:
Trading Symbol	BNSCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS B
Risk/Return:
Trading Symbol	BNMBX
UBS U.S. SMALL CAP GROWTH FUND | CLASS C
Risk/Return:
Trading Symbol	BNMCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS Y
Risk/Return:
Trading Symbol	BISCX